Quarterly Holdings Report
for

Fidelity® Value Discovery Fund

April 30, 2020

FVD-QTLY-0620
1.800366.116

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.3%
	Shares	Value
COMMUNICATION SERVICES - 7.5%
Entertainment - 0.3%
Lions Gate Entertainment Corp. Class B (a)	676,677	$4,520,202
Interactive Media & Services - 2.3%
Alphabet, Inc. Class A (a)	15,048	20,265,142
Facebook, Inc. Class A (a)	80,700	16,520,097
		36,785,239
Media - 4.3%
Comcast Corp. Class A	832,103	31,312,036
DISH Network Corp. Class A (a)	46,900	1,173,204
Fox Corp. Class A	210,711	5,451,094
Interpublic Group of Companies, Inc.	1,121,045	19,035,344
ViacomCBS, Inc. Class B	234,400	4,045,744
WPP PLC	1,105,300	8,576,164
		69,593,586
Wireless Telecommunication Services - 0.6%
T-Mobile U.S., Inc. (a)	103,400	9,078,520

TOTAL COMMUNICATION SERVICES		119,977,547

CONSUMER DISCRETIONARY - 7.2%
Auto Components - 0.7%
Lear Corp.	115,000	11,229,750
Hotels, Restaurants & Leisure - 0.3%
Vail Resorts, Inc.	28,900	4,941,900
Household Durables - 0.8%
Newell Brands, Inc. (b)	240,000	3,331,200
Whirlpool Corp.	84,395	9,430,297
		12,761,497
Multiline Retail - 1.0%
Dollar General Corp.	87,200	15,286,160
Specialty Retail - 2.9%
Best Buy Co., Inc.	215,900	16,566,007
Dick's Sporting Goods, Inc.	180,700	5,310,773
Lowe's Companies, Inc.	183,700	19,242,575
Urban Outfitters, Inc. (a)	99,700	1,728,798
Williams-Sonoma, Inc.	66,100	4,087,624
		46,935,777
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	14,100	1,102,620
PVH Corp.	318,728	15,690,979
Tapestry, Inc.	518,100	7,709,328
		24,502,927

TOTAL CONSUMER DISCRETIONARY		115,658,011

CONSUMER STAPLES - 5.7%
Beverages - 0.5%
C&C Group PLC (United Kingdom)	3,229,410	7,931,512
Food & Staples Retailing - 3.3%
Performance Food Group Co. (a)	401,700	11,789,895
Sysco Corp.	304,346	17,125,549
U.S. Foods Holding Corp. (a)	1,094,300	23,527,450
		52,442,894
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	53,539	2,305,389
Tobacco - 1.8%
Altria Group, Inc.	761,600	29,892,800

TOTAL CONSUMER STAPLES		92,572,595

ENERGY - 5.9%
Oil, Gas & Consumable Fuels - 5.9%
BP PLC sponsored ADR	674,200	16,045,960
Cabot Oil & Gas Corp.	743,200	16,067,984
Chevron Corp.	76,237	7,013,804
GasLog Partners LP	119,652	720,305
Golar LNG Partners LP	644,422	1,875,268
Hoegh LNG Partners LP	324,595	3,713,367
Parex Resources, Inc. (a)	1,302,900	14,283,742
Teekay LNG Partners LP	673,999	7,798,168
Total SA sponsored ADR	427,800	15,037,170
Valero Energy Corp.	184,700	11,700,745
		94,256,513
FINANCIALS - 22.0%
Banks - 10.9%
Bank of America Corp.	1,196,700	28,780,635
CIT Group, Inc.	202,100	3,835,858
Cullen/Frost Bankers, Inc.	58,500	4,203,810
Huntington Bancshares, Inc.	1,018,800	9,413,712
JPMorgan Chase & Co.	220,100	21,076,776
M&T Bank Corp.	132,200	14,816,976
PNC Financial Services Group, Inc.	318,731	33,999,036
Truist Financial Corp.	448,450	16,736,154
Wells Fargo & Co.	1,443,986	41,947,793
		174,810,750
Capital Markets - 1.5%
Affiliated Managers Group, Inc.	136,200	9,528,552
Invesco Ltd. (b)	400,300	3,450,586
State Street Corp.	178,019	11,222,318
		24,201,456
Consumer Finance - 2.3%
Capital One Financial Corp.	277,732	17,985,924
Discover Financial Services	435,822	18,727,271
		36,713,195
Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc. Class B (a)	163,960	30,719,546
Insurance - 4.5%
Allstate Corp.	128,907	13,112,420
American International Group, Inc.	229,700	5,841,271
Chubb Ltd.	160,247	17,308,278
FNF Group	300,948	8,140,643
Lincoln National Corp.	78,800	2,795,036
MetLife, Inc.	159,500	5,754,760
The Travelers Companies, Inc.	192,015	19,433,838
		72,386,246
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	260,100	3,230,442
Annaly Capital Management, Inc.	453,600	2,835,000
MFA Financial, Inc.	1,029,700	1,801,975
		7,867,417
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	126,100	3,445,052
MGIC Investment Corp.	386,300	2,823,853
		6,268,905

TOTAL FINANCIALS		352,967,515

HEALTH CARE - 18.9%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	93,400	10,037,698
Amgen, Inc.	143,293	34,278,551
		44,316,249
Health Care Providers & Services - 10.7%
Anthem, Inc.	72,589	20,377,910
Centene Corp. (a)	631,100	42,018,638
Cigna Corp.	223,364	43,730,204
CVS Health Corp.	342,460	21,078,413
Humana, Inc.	23,300	8,896,406
UnitedHealth Group, Inc.	121,600	35,564,352
		171,665,923
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	638,300	38,815,023
Bristol-Myers Squibb Co. rights (a)	414,000	1,867,140
Roche Holding AG (participation certificate)	83,924	29,062,661
Sanofi SA sponsored ADR	369,242	17,291,603
		87,036,427

TOTAL HEALTH CARE		303,018,599

INDUSTRIALS - 11.7%
Aerospace & Defense - 2.4%
Airbus Group NV	142,200	9,003,899
General Dynamics Corp.	141,900	18,534,978
Raytheon Technologies Corp.	161,400	10,460,334
		37,999,211
Air Freight & Logistics - 0.7%
Deutsche Post AG	140,200	4,164,949
Expeditors International of Washington, Inc.	103,400	7,403,957
		11,568,906
Airlines - 1.1%
Alaska Air Group, Inc.	285,800	9,294,216
Copa Holdings SA Class A (b)	190,900	8,439,689
		17,733,905
Building Products - 1.5%
Carrier Global Corp. (a)	166,500	2,948,715
Jeld-Wen Holding, Inc. (a)	164,400	2,087,880
Owens Corning	266,500	11,555,440
Trane Technologies PLC	90,100	7,876,542
		24,468,577
Commercial Services & Supplies - 0.1%
Steelcase, Inc. Class A	87,000	952,650
Electrical Equipment - 1.9%
Acuity Brands, Inc.	135,200	11,706,968
Regal Beloit Corp.	121,200	8,606,412
Vestas Wind Systems A/S	118,000	10,133,034
		30,446,414
Industrial Conglomerates - 0.5%
Siemens AG	95,900	8,849,955
Machinery - 2.4%
Gardner Denver Holdings, Inc. (a)	262,783	7,641,730
Oshkosh Corp.	199,700	13,485,741
Otis Worldwide Corp. (a)	83,250	4,238,258
Stanley Black & Decker, Inc.	113,900	12,551,780
		37,917,509
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. (a)	61,400	1,350,800
HD Supply Holdings, Inc. (a)	432,600	12,839,568
United Rentals, Inc. (a)	26,500	3,405,250
		17,595,618

TOTAL INDUSTRIALS		187,532,745

INFORMATION TECHNOLOGY - 9.3%
Communications Equipment - 1.9%
Cisco Systems, Inc.	673,600	28,547,168
CommScope Holding Co., Inc. (a)	211,700	2,330,817
		30,877,985
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	13,200	830,544
Avnet, Inc.	26,600	798,532
TE Connectivity Ltd.	250,934	18,433,612
		20,062,688
IT Services - 2.1%
Amdocs Ltd.	167,782	10,811,872
Capgemini SA	55,400	5,205,283
Cognizant Technology Solutions Corp. Class A	294,113	17,064,436
		33,081,591
Semiconductors & Semiconductor Equipment - 3.4%
Broadcom, Inc.	6,200	1,684,044
Intel Corp.	683,500	40,996,330
NXP Semiconductors NV	94,100	9,369,537
ON Semiconductor Corp. (a)	156,200	2,506,229
		54,556,140
Software - 0.5%
Nortonlifelock, Inc.	392,700	8,352,729
Technology Hardware, Storage & Peripherals - 0.2%
HP, Inc.	184,800	2,866,248

TOTAL INFORMATION TECHNOLOGY		149,797,381

MATERIALS - 4.9%
Chemicals - 2.3%
Albemarle Corp. U.S. (b)	106,000	6,511,580
DuPont de Nemours, Inc.	647,100	30,426,642
		36,938,222
Metals & Mining - 2.6%
BHP Billiton Ltd. sponsored ADR	36,200	1,472,616
Lundin Mining Corp.	1,751,900	8,583,611
Newmont Corp.	544,600	32,392,808
		42,449,035

TOTAL MATERIALS		79,387,257

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Simon Property Group, Inc.	131,000	8,746,870
Real Estate Management & Development - 1.5%
CBRE Group, Inc. (a)	546,493	23,460,944

TOTAL REAL ESTATE		32,207,814

UTILITIES - 2.2%
Electric Utilities - 2.2%
Exelon Corp.	541,512	20,079,265
Southern Co.	272,100	15,436,233
		35,515,498
TOTAL COMMON STOCKS
(Cost $1,624,968,715)		1,562,891,475

Nonconvertible Preferred Stocks - 1.2%
FINANCIALS - 0.0%
Mortgage Real Estate Investment Trusts - 0.0%
MFA Financial, Inc. 6.50% (c)	64,618	978,963
INFORMATION TECHNOLOGY - 1.2%
Technology Hardware, Storage & Peripherals - 1.2%
Samsung Electronics Co. Ltd.	548,510	19,076,214
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $22,844,711)		20,055,177

Money Market Funds - 1.2%
Fidelity Cash Central Fund 0.16% (d)	5,281,877	5,283,462
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	13,904,398	13,905,789
TOTAL MONEY MARKET FUNDS
(Cost $19,188,729)		19,189,251
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $1,667,002,155)		1,602,135,903
NET OTHER ASSETS (LIABILITIES) - 0.3%		4,028,748
NET ASSETS - 100%		$1,606,164,651

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$713,530
Fidelity Securities Lending Cash Central Fund	10,393
Total	$723,923

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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